[PHOTO]


                                    AMERITOR


                                    SECURITY
                                      TRUST
                     (Formerly Steadman Security Trust Fund)


                                   SEMI-ANNUAL
                                     REPORT

                                December 31, 1998


                         An Ameritor NO-LOAD Mutual Fund


                         AMERITOR FINANCIAL CORPORATION
                    (Formerly Steadman Security Corporation)


                                  AMERITOR
                                       FINANCIAL
                                            CORPORATION
                                                 Investment Adviser

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                             AMERITOR SECURITY TRUST


Dear Shareholder:

     On September 23, 1998 the Board of Trustees voted to rename your Fund the Ameritor Security Trust. The Fund's investment advisor has been renamed Ameritor Financial Corporation. In 1998, a merger with the three other Funds of the then named Steadman Group of Funds was not accomplished for lack of quorum necessary for this vote by the shareholders of all the Funds. Thereupon, the Trustees voted to continue operating each Fund separately under the new name of Ameritor.

     The favorable performance of your Fund in the first half of this fiscal year confirms that the changes enacted by the new management have been effective. The Fund's return during this period placed it higher than 90% of U.S. equity funds and well above the S&P 500 Index, thus making the list of best performers in 1998.

     Even after several years of having a strong, healthy economy, the U.S. continues to experience good growth with low unemployment and interest rates. But the pace of economic growth is expected to moderate as global economic problems affect corporate earnings and lessen expectations of sustaining rising stock market prices at the 1998 rate.

     The Fund's portfolio is positioned to continue the good performance already achieved this year.

     We appreciate your continued confidence.




                                        Sincerely,


                                        /s/  Max Katcher
                                        ---------------------
                                        Max Katcher
                                        President


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                             AMERITOR SECURITY TRUST
                            Portfolio of Investments
                                December 31, 1998
                                   (Unaudited)

                                                                                                    Value
                                                                               Shares              (Note 1)
                                                                               ------            -----------
                  COMMON STOCKS-- 100%

Aircraft -- 1.4%
   Boeing  Co ...................................................               2,000            $    65,250
                                                                                                 -----------
                                                   Total Aircraft                                     65,250
                                                                                                 -----------
Computer Equipment -- 5.7%
   Hewlett Packard ..............................................               4,000                273,250
                                                                                                 -----------
                                         Total Computer Equipment                                    273,250
                                                                                                 -----------
Computer Software -- 20.3%
   Microsoft Corp. (a). .........................................               7,000                970,812
                                                                                                 -----------
                                          Total Computer Software                                    970,812
                                                                                                 -----------
Computer Systems Design -- 9.0%
   Sun Microsystems (a) .........................................               5,000                428,125
                                                                                                 -----------
                                    Total Computer Systems Design                                    428,125
                                                                                                 -----------
Consumer Finance -- 2.3%
   Associates First Capital "A". ................................               2,620                111,023
                                                                                                 -----------
                                           Total Consumer Finance                                    111,023
                                                                                                 -----------
Motor Vehicles -- 5.5%
   Ford Motor Co. ...............................................               4,500                264,094
                                                                                                 -----------
                                             Total Motor Vehicles                                    264,094
                                                                                                 -----------
Photographic Supplies -- 3.3%
   Eastman Kodak Co .............................................               2,200                158,400
                                                                                                 -----------
                                      Total Photographic Supplies                                    158,400
                                                                                                 -----------
Residential Mortgages -- 5.4%
   FNMA .........................................................               3,500                259,000
                                                                                                 -----------
                                      Total Residential Mortgages                                    259,000
                                                                                                 -----------

(a) Non- income producing security


                                   (Continued)


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                             AMERITOR SECURITY TRUST
                            Portfolio of Investments
                                December 31, 1998
                                   (Unaudited)

                                                                                                    Value
                                                                               Shares              (Note 1)
                                                                               ------            -----------
Semiconductor -- 19.9%
   Intel Corp. ..................................................               8,000                948,500
                                                                                                 -----------
                                              Total Semiconductor                                    948,500
                                                                                                 -----------
Telecom Mfg -- 6.9%
   Lucent Technologies ..........................................               3,000                330,000
                                                                                                 -----------
                                                Total Telecom Mfg                                    330,000
                                                                                                 -----------
Telephone Services -- 20.3%
   MCIWorldcom Inc. (a) .........................................              13,500                968,625
                                                                                                 -----------
                                         Total Telephone Services                                    968,625
                                                                                                 -----------

   Total Portfolio of Investment (Cost $2,103,498) ..............                                $ 4,777,079
                                                                                                 ===========


(a) Non-income producing security


    The accompanying notes are an integral part of the financial statements.


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                             AMERITOR SECURITY TRUST
                       Statement of Assets and Liabilities
                                December 31, 1998
                                   (Unaudited)


Assets:
  Investments at value (Cost $2,103,498) (Note 1) ...............   $ 4,777,079
  Cash and cash equivalents (Note 1) ............................        49,995
  Dividends receivable ..........................................         1,648
  Interest receivable ...........................................           135
                                                                    -----------
    Total assets ................................................     4,828,857
                                                                    -----------

Liabilities:
  Accounts payable and accrued expenses .........................         7,276
  Investment advisory and service fees payable (Note 4) .........         2,840
  Other payable to affiliate (Note 4) ...........................        11,283
  Payable for trust shares redeemed .............................         3,597
                                                                    -----------
    Total liabilities ...........................................        24,996
                                                                    -----------

Net Assets ......................................................   $ 4,803,861
                                                                    ===========

Net assets consist of:
  Undistributed net investment loss .............................   $(5,680,180)
  Unrealized appreciation of investments ........................     2,673,580
  Accumulated net realized gain from security transactions ......     6,596,532
  Paid in capital ...............................................     1,213,929
                                                                    -----------
                                                                    $ 4,803,861
                                                                    ===========
Net asset value, offering price and redemption price per share
  ($4,803,861 / 4,059,963 shares of no par value trust shares) ..   $      1.18
                                                                    ===========


    The accompanying notes are an integral part of the financial statements.


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                             AMERITOR SECURITY TRUST
                             Statement of Operations
                   for the six months ended December 31, 1998
                                   (Unaudited)


Investment Income:
  Dividends ........................................................   $    10,881
  Interest .........................................................           970
                                                                       -----------
    Total income ...................................................                      $    11,851
                                                                                          -----------

Expenses:
  Salaries and employee benefits (Note 4) ..........................        50,015
  Professional fees ................................................        24,102
  Investment advisory fee (Note 4) .................................        18,620
  Rent .............................................................        15,811
  Shareholder servicing fee (Note 4) ...............................        13,017
  Computer services ................................................         8,675
  Miscellaneous ....................................................         3,800
  Reports to shareholders ..........................................         3,023
  Custodian fees ...................................................         1,000
  Trustees' fees and expenses (Note 4) .............................           661
                                                                       -----------
    Total expenses .................................................                          138,724
                                                                                          -----------

  Net investment loss ..............................................                         (126,873)
                                                                                          -----------

Realized and Unrealized Gain (Loss) on Investments  (Notes 1 and 3):
  Net realized loss from investment transactions ...................                          (14,195)
  Change in unrealized appreciation of investments .................                        1,190,359
                                                                                          -----------
  Net gain on investments ..........................................                        1,176,164
                                                                                          -----------
  Net increase in net assets resulting from operations .............                      $ 1,049,291
                                                                                          ===========


    The accompanying notes are an integral part of the financial statements.


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                             AMERITOR SECURITY TRUST
                       Statements of Changes in Net Assets


                                                               For the 6 months
                                                                    ended            For the year       For the year
                                                                 December 31,       ended June 30,      ended June 30,
                                                                    1998(1)              1998               1997
                                                                 -----------         -----------         -----------
Increase in net assets from operations:
  Net investment loss .......................................    $  (126,873)        $  (372,085)        $  (534,287)
  Net realized gain (loss) from investment transactions .....        (14,195)            821,134             306,022
  Change in unrealized appreciation .........................      1,190,359             320,395             644,512
                                                                 -----------         -----------         -----------
  Net increase in net assets resulting
    from operations .........................................      1,049,291             769,444             416,247
                                                                 -----------         -----------         -----------
Decrease in net assets from trust share transactions (Note 2)       (148,727)         (1,263,131)           (600,754)
                                                                 -----------         -----------         -----------
Increase (decrease) in net assets ...........................        900,564            (493,687)           (184,507)

Net assets at beginning of period ...........................      3,903,297           4,396,984           4,581,491
                                                                 -----------         -----------         -----------
Net assets at end of period, including accumulated net
  investment loss of $5,680,180, $5,553,307
  and $5,181,222 ............................................    $ 4,803,861         $ 3,903,297         $ 4,396,984
                                                                 ===========         ===========         ===========


(1) Unaudited


    The accompanying notes are an integral part of the financial statements.


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                             AMERITOR SECURITY TRUST
                              Financial Highlights


                                            For the six                  For the years               For the period    For the year
                                            months ended                     ended                   October 1, 199        ended
                                           December 31(1)                   June 30                  through June 30    September 31
                                           --------------      -----------------------------------   ---------------   -------------
                                                1998            1998          1997           1996          1995*           1994
                                               ------          ------        -------        ------        ------          -------
Per Share Operating Performance:
  Net asset value, beginning of period ....    $  .93          $  .76        $   .70        $  .73        $  .72          $   .87
                                               ------          ------        -------        ------        ------          -------
  Net investment loss .....................      (.03)           (.09)          (.11)         (.17)         (.03)            (.08)
  Net realized and unrealized
    gain (loss) on investments ............       .28             .26            .17           .14           .04             (.07)
                                               ------          ------        -------        ------        ------          -------
    Total from investment operations ......       .25             .17            .06          (.03)          .01             (.15)
                                               ------          ------        -------        ------        ------          -------
  Net asset value, end of period ..........    $ 1.18          $  .93        $   .76        $  .70        $  .73          $   .72
                                               ======          ======        =======        ======        ======          =======

Ratios/Supplemental Data:
  Total return ............................     53.76%**        21.40%          8.89%        (4.38)%        1.85%**        (17.24)%
    Ratio of expenses to average net assets      6.91%**         9.85%         12.42%         8.14%         8.17%**          7.76%
  Ratio of net investment loss to average
    net assets ............................     (6.32)%**       (8.95)%       (11.82)%       (7.48)%       (7.23)%**        (6.09)%
  Portfolio turnover rate .................       .96%             48%           193%          231%          505%**           241%
  Net assets, end of period (in thousands)     $4,804          $3,903        $ 4,397        $4,581        $5,735          $ 6,307


(1) Unaudited
* The Fund's fiscal year-end was changed to June 30.
** Annualized


    The accompanying notes are an integral part of the financial statements.


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                             AMERITOR SECURITY TRUST


Notes to Financial Statements

1. Organization and significant accounting policies

     Ameritor Security Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Cash and cash equivalents

     Management defines cash equivalents as investments that mature in three months or less. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

Security valuation

     Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

Security transactions and investment income

     Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

Income taxes

     The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.


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                             AMERITOR SECURITY TRUST


2. Trust shares

     The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                   For the 6 months                  For the year                For the year ended
                               ended December 31, 1998           ended June 30, 1998               June 30, 1997
                               -----------------------       --------------------------       -----------------------
                                 Share         Amount          Shares          Amount           Shares        Amount
                               ---------     ---------       ----------     -----------       ---------     ---------
Shares sold                          -0-     $     -0-              -0-     $       -0-             609     $     400
Shares redeemed                 (157,173)     (148,727)      (1,550,896)     (1,263,131)       (812,875)     (601,154)
                               ---------     ---------       ----------     -----------       ---------     ---------
Net decrease                    (157,173)    $(148,727)      (1,550,896)    $(1,263,131)       (812,266)    $(601,154)
                                             =========                      ===========                     =========
Shares outstanding:
  Beginning of period          4,217,136                      5,768,032                       6,580,298
                               ---------                     ----------                       ---------
  End of period                4,059,963                      4,217,136                       5,768,032
                               =========                     ==========                       =========


3. Purchases and sales of securities

     During the six months ended December 31, 1998, purchases and proceeds from sales of investment securities aggregated $38,124 and $294,621 respectively.

     Unrealized appreciation of investments aggregated $2,673,580 of which $2,721,193 relates to gross unrealized appreciation where there is an excess of value over tax cost and $47,613 relates to gross unrealized depreciation of investments where there is an excess of tax cost over value.

4. Investment advisory fee and transactions with affiliates

   Ameritor Financial Corporation (AFC), an affiliate, has provided advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement AFC will continue to provide the same services it provided under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund.


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                             AMERITOR SECURITY TRUST


The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1 % on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services. (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account. AFC received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund.

     Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.


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                        This Page is Intentionally Blank

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AMERITOR SECURITY TRUST
1730 K Street, N.W. #904
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington, D.C. area

Transfer Agent
Ameritor Financial Corporation
1730 K Street, N.W. #904
Washington, D.C. 20006

Custodian
Crestar Bank, N.A.
1445 New York Ave., N.W.
Washington, D.C. 20005

Independent Accountants
Reznick Fedder & Silverman P.C.
4520 East West Highway
Bethesda, Maryland 20814

For more information about
Ameritor Security Trust,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-223-1000 Washington, D.C. area